AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Information Technology – 32.6%
Communications Equipment – 3.7%
Ciena Corp.(a)	43,235	$1,721,185
Lumentum Holdings, Inc.(a) (b)	13,637	1,005,047

		2,726,232

Electronic Equipment, Instruments & Components – 3.6%
Flex Ltd.(a)	188,260	1,576,677
Keysight Technologies, Inc.(a)	13,432	1,123,990

		2,700,667

IT Services – 6.2%
PayPal Holdings, Inc.(a)	13,956	1,336,148
Square, Inc. - Class A(a)	22,616	1,184,626
Visa, Inc. - Class A	12,658	2,039,457

		4,560,231

Semiconductors & Semiconductor Equipment – 6.0%
Cree, Inc.(a) (b)	28,595	1,013,979
Monolithic Power Systems, Inc.	5,701	954,689
NVIDIA Corp.	4,561	1,202,280
NXP Semiconductors NV(b)	15,363	1,274,053

		4,445,001

Software – 10.3%
ANSYS, Inc.(a)	5,725	1,330,891
Microsoft Corp.	12,712	2,004,809
Proofpoint, Inc.(a)	13,065	1,340,338
salesforce.com, Inc.(a)	14,419	2,076,048
Zendesk, Inc.(a)	13,453	861,127

		7,613,213

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	8,225	2,091,535

		24,136,879

Health Care – 16.7%
Health Care Equipment & Supplies – 7.3%
Danaher Corp.	13,962	1,932,481
Koninklijke Philips NV (ADR)	50,370	2,022,859
West Pharmaceutical Services, Inc.	9,420	1,434,195

		5,389,535

Health Care Providers & Services – 3.3%
Laboratory Corp. of America Holdings(a)	10,473	1,323,682
UnitedHealth Group, Inc.	4,660	1,162,111

		2,485,793

Life Sciences Tools & Services – 6.1%
Bio-Rad Laboratories, Inc. - Class A(a)	5,809	2,036,403
Bruker Corp.	34,584	1,240,182
ICON PLC(a)	9,058	1,231,888

		4,508,473

		12,383,801

Company	Shares	U.S. $ Value

Consumer Discretionary – 15.2%
Auto Components – 1.5%
Aptiv PLC	23,128	$1,138,823

Automobiles – 1.7%
Tesla, Inc.(a)	2,456	1,286,944

Diversified Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc.(a)	12,665	1,291,830

Hotels, Restaurants & Leisure – 1.6%
Starbucks Corp.	18,498	1,216,059

Internet & Direct Marketing Retail – 2.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	8,549	1,662,610

Specialty Retail – 2.1%
Home Depot, Inc. (The)	8,126	1,517,205

Textiles, Apparel & Luxury Goods – 4.3%
Lululemon Athletica, Inc.(a) (b)	7,174	1,359,832
NIKE, Inc. - Class B	22,186	1,835,669

		3,195,501

		11,308,972

Industrials – 10.4%
Building Products – 1.7%
Trex Co., Inc.(a)	15,505	1,242,571

Commercial Services & Supplies – 2.0%
Waste Management, Inc.	15,973	1,478,461

Electrical Equipment – 4.3%
Rockwell Automation, Inc.	11,170	1,685,664
Vestas Wind Systems A/S (Sponsored ADR)	56,456	1,538,539

		3,224,203

Machinery – 2.4%
Xylem, Inc./NY	27,216	1,772,578

		7,717,813

Financials – 8.3%
Capital Markets – 6.9%
Charles Schwab Corp. (The)	30,922	1,039,598
Intercontinental Exchange, Inc.	21,095	1,703,421
MSCI, Inc. - Class A	8,180	2,363,693

		5,106,712

Insurance – 1.4%
Aflac, Inc.	29,840	1,021,721

		6,128,433

Company	Shares	U.S. $ Value

Consumer Staples – 4.6%
Food Products – 2.6%
Nestle SA (Sponsored ADR)	18,549	$1,910,362

Household Products – 2.0%
Procter & Gamble Co. (The)	13,973	1,537,030

		3,447,392

Utilities – 4.4%
Electric Utilities – 2.0%
NextEra Energy, Inc.	6,017	1,447,811

Water Utilities – 2.4%
American Water Works Co., Inc.	15,173	1,814,084

		3,261,895

Materials – 2.0%
Chemicals – 2.0%
Ecolab, Inc.	9,367	1,459,660

Communication Services – 1.2%
Entertainment – 1.2%
Walt Disney Co. (The)	9,352	903,403

Total Common Stocks (cost $66,912,960)		70,748,248

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $347,333)	347,333	347,333

Total Investments Before Security Lending Collateral for Securities Loaned – 95.9% (cost $67,260,293)		71,095,581

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $4,416,640)	4,416,640	4,416,640

Total Investments – 101.8% (cost $71,676,933)(f)		75,512,221
Other assets less liabilities – (1.8)%		(1,366,161)

Net Assets – 100.0%		$74,146,060

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,495,428 and gross unrealized depreciation of investments was $(5,660,140), resulting in net unrealized appreciation of $3,835,288.

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$70,748,248	$-0-	$-0-	$70,748,248
Short-Term Investments:
Investment Companies	347,333	-0-	-0-	347,333
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,416,640	-0-	-0-	4,416,640

Total Investments in Securities	75,512,221	-0-	-0-	75,512,221
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$75,512,221	$-0-	$-0-	$75,512,221

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,422	$14,570	$20,645	$347	$23
Government Money Market Portfolio*	185	7,199	2,967	4,417	0	**
Total				$4,764	$23

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.